Securitization Activities (Tables)	12 Months Ended
Nov. 30, 2021
Transfers and Servicing [Abstract]
Activity Related To Securitizations Accounted For As Sales
The following table presents activity related to our securitizations that were accounted for as sales in which we had continuing involvement (in millions):

	Year Ended November 30,
	2021	2020	2019

Transferred assets	$10,487.3	$6,556.2	$4,780.9
Proceeds on new securitizations	10,488.6	6,556.2	4,852.8
Cash flows received on retained interests	21.8	26.8	48.3

Summary Of Retained Interests In SPEs
The following table summarizes our retained interests in SPEs where we transferred assets and have continuing involvement and received sale accounting treatment (in millions):

	November 30, 2021		November 30, 2020
Securitization Type	Total Assets	Retained Interests	Total Assets	Retained Interests

U.S. government agency residential mortgage-backed securities	$330.2	$4.9	$562.5	$7.8
U.S. government agency commercial mortgage-backed securities	2,201.8	69.2	2,461.2	205.2
CLOs	3,382.3	31.0	3,345.5	39.5
Consumer and other loans	2,271.4	136.4	1,290.6	56.6